Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholder's Equity
Schedule of changes in number of shares in share capital
	Class A Shares (units)		Class B Shares (units)	Total
	Free float	Treasury shares (note 24.4)
December 31,2022	18,213,794	1,000,000	64,436,093	83,649,887
ILP exercised (i)	240,724	-	-	240,724
Treasury shares	-	(240,724)	-	(240,724)
Treasury shares purchased	(1,888,376)	1,888,376	-	-
December 31,2023	16,566,142	2,647,652	64,436,093	83,649,887

(i)	Refers to exercised shares during the year, totaling R$ 330,233, net of withholding taxes (27.5%).

Schedule of Company’s shareholders
	In units
Company Shareholders	Class A	Class B	Total
Cogna Group	-	64,436,093	64,436,093
Free Float	16,566,142	-	16,566,142
Treasury shares (Note 24.4)	2,647,652	-	2,647,652
Total (%)	23%	77%	83,649,887

Schedule of earning per share
	December 31, 2023	December 31, 2022	December 31, 2021
Loss Attributable to Shareholder´s	(83,772)	(54,573)	(118,754)
Weighted average number of ordinary shares outstanding (thousands)	82,349	82,444	82,254
Basic loss per share - R$	(1.02)	(0.66)	(1.44)
Diluted loss per share - R$	(1.02)	(0.66)	(1.44)